SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)				4 Months Ended
	Mar. 05, 2024	Jan. 10, 2024	Jan. 09, 2024	May 15, 2024
Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Convertible promissory Note				$ 1,000,000
Loan And Transfer Agreement [Member]
Subsequent Event [Line Items]
Payments of Loan Costs		$ 150,000	$ 50,000
Payments for Loans		$ 150,000	$ 50,000
Subscription Arrangement [Member]
Subsequent Event [Line Items]
Proceeds from Contributed Capital	$ 1,000.00